CONTINGENCIES	6 Months Ended
Jun. 30, 2024
Disclosure of contingent liabilities [abstract]
CONTINGENCIES	CONTINGENCIES
ArcelorMittal may be involved in litigation, arbitration or other legal proceedings. Provisions related to legal and arbitral proceedings are recorded in accordance with the principles described in note 9 to the consolidated financial statements for the year ended December 31, 2023.
Most of these claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probabilities of loss and an estimate of damages are difficult to ascertain. Consequently, for a large number of these claims, the Company is unable to make a reliable estimate of the expected financial effect that will result from ultimate resolution of the proceeding. In those cases, the Company has disclosed information with respect to the nature of the contingency. The Company has not accrued a provision for the potential outcome of these cases.
In cases in which quantifiable fines and penalties have been assessed or the Company has otherwise been able to reliably estimate the amount of probable loss, the Company has indicated the amount of such fine or penalty or the amount of provision accrued.
In a limited number of ongoing cases, the Company is able to make a reliable estimate of the expected loss or range of possible loss and has accrued a provision for such loss, but believes that publication of this information on a case-by-case basis would seriously prejudice the Company’s position in the ongoing legal proceedings or in any related settlement discussions. Accordingly, in these cases, the Company has disclosed information with respect to the nature of the contingency, but has not disclosed the estimate of the range of potential loss nor the amount recorded as a loss.
These assessments can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions. These assessments are based on estimates and assumptions that have been deemed reliable by management. The Company believes that the aggregate provisions recorded for the above matters are adequate based upon currently available information. However, given the inherent uncertainties related to these cases and in estimating contingent liabilities, the Company could, in the future, incur judgments that could have a material effect on its results of operations in any particular period. The Company considers it highly unlikely, however, that any such judgments could have a material adverse effect on its liquidity or financial condition.
The matters discussed below constitute the most significant developments since publication of the disclosures concerning legal proceedings in note 9.3 to the Company's consolidated financial statements for the year ended December 31, 2023.
Tax claims
Brazil
In 2011, ArcelorMittal Brasil received a tax assessment for corporate income tax (known as IRPJ) and social contributions on net profits (known as CSL) in relation to (i) the amortization of goodwill on the acquisition of Mendes Júnior Siderurgia (for the 2006 and 2007 fiscal years), (ii) the amortization of goodwill arising from the mandatory tender offer ("MTO") made by ArcelorMittal (ex-Mittal Steel N.V.) to minority shareholders of Arcelor Brasil in connection with the two-step merger of Arcelor and Mittal Steel N.V. (for the 2007 tax year), (iii) expenses related to pre-export financing used to finance the MTO, which were deemed by the tax authorities to be unnecessary for ArcelorMittal Brasil since the expenses were incurred to buy shares of its own company and (iv) CSL over profits of controlled companies in Argentina and Costa Rica. In April 2024, a judgement by the Administrative Court of Tax Appeals was given in ArcelorMittal Brasil’s favor, reducing the 500 claim to 87 (which remains to be determined by the first instance court).
In May 2014, ArcelorMittal Comercializadora de Energia received a tax assessment from the state of Minas Gerais alleging that the company did not correctly calculate tax credits on interstate sales of electricity from February 2012 to December 2013. The amount claimed totals
39. Following the conclusion of this proceeding at the administrative level, the company received the tax enforcement notice in December 2015 and filed its defense in February 2016. In April 2016, ArcelorMittal Comercializadora de Energia received an additional tax assessment in the amount of 56, after taking account of a reduction of fines mentioned below regarding the same matter, for infractions which allegedly occurred during the 2014 to 2015 period, and filed its defense in May 2016. Following appeal, the company received a notice from the tax authority in November 2017 that reduced the fees in the second case by 12, due to retrospective application of a new law. In addition, in February 2019, a reduction of the fine by 7 was finalized in the first case due to the retrospective application of a new law. The cases were heard in the first judicial instance and in February 2024, the judge ordered the suspension of the first case until the expert report is finalized. In July 2024, the court ruled on the second case in favor of the company, annulling the tax assessment amounting to 56.
In 2015, ArcelorMittal Brasil received nine tax assessments from the state of Rio Grande do Sul alleging that the company, through its branches in that state, had not made advance payments of ICMS on sales in that state covering the period from May 2010 to April 2015. The amount claimed totals 85. In the Administrative instance, all the cases were unfavorably closed. ArcelorMittal Brasil filed five lawsuits to discuss the matter. In the first judicial instance, ArcelorMittal Brasil obtained a largely favorable decisions in all cases. There were appeals from the company and the tax authority. In September 2022, the second judicial instance ruled a largely favorable decision to the company in one case (in amount of 4). In November 2023, the second judicial instance ruled a largely favorable decision in the Company in two cases (in the amount of 9). In December 2023, the court of the second judicial instance ruled against the Company in another case (in the amount of 1) and began adjudicating the last case (in the amount of 70). On April 8, 2024,the second judicial instance court suspended its ruling in the trial for the last case pending the consideration of a legal point by the State Court. Currently, the first, third and fifth cases have favourable final decisions from the second judicial instance reducing the contingency by approximately 86%.
In January 2019, ArcelorMittal Sul Fluminense (which merged into ArcelorMittal Brasil in July 2019) filed a writ of mandamus challenging the ICMS (VAT) charged by Rio de Janeiro State on interstate acquisition of electricity power. The company claims the acquisition of electricity to be used in the industrial process is not taxable. Alternatively, the company claims that, if taxed, the acquisition of electricity should be subject to an 18% rate, and not 28% as intended by the State. The amount of the ICMS (VAT) discussed is being monthly deposited in court (the current amount is 65). In April 2024, both parties were summoned to present its final arguments. In July 2024, the court of first instance ruled a partially favorable decision, reducing the ICMS/VAT rate from 28% to 18%.
Other Legal claims
Argentina
Over the course of 2007 to 2021, the Argentinian Customs Office Authority (“Aduana”) notified Acindar, of certain inquiries that it was conducting with respect to prices declared by Acindar related to iron ore imports. The Customs Office Authority was seeking to determine whether Acindar incorrectly declared prices for iron ore imports from several different Brazilian and Bolivian suppliers and from ArcelorMittal Sourcing originally on 39 different claims concerning several shipments made between 2002 and 2021. The investigations are subject to the administrative procedures of the Customs Office Authority and are at different procedural stages depending on the filing date of the investigation. In March 2018, the Customs Office Authority issued a general instruction that ordered customs to withdraw current claims related to the difference between import prices in Argentina and export prices of iron ore when exiting Brazil, which has led to a reduction in the number of claims and amounts claimed against Acindar. In addition, other cases have been dismissed by the National Tax Court. In June 2024, Acindar received favorable decision in 1 case from the National Tax Court, leaving the aggregate amount claimed by the Customs Office Authority in respect of all iron ore shipments to be 64 in 14 different cases. Of these 14 cases, 6 are still in the administrative branch of the Customs Office Authority and the other 8 cases, in which the administrative branch of the Customs Office Authority ruled against Acindar, have been appealed to the Argentinian National Fiscal Court.